Related Party Transactions - Significant Financial Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Beginning	₩ 510,570	₩ 532,515	₩ 504,278
Lend	78,487	245,810	69,717
Collect	(70,961)	(280,605)	(63,772)
Others	63,171	12,850	22,292
Ending	581,267	510,570	532,515
UITrans LRT Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	46,335	36,510	29,099
Lend	4,718	9,825	7,460
Collect			(5)
Others	(2)		(44)
Ending	51,051	46,335	36,510
South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning			47,423
Collect			(45,639)
Others			(1,784)
PT. Tanggamus Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning	4,826	5,014	4,690
Collect	(1,288)	(270)
Others	316	82	324
Ending	3,854	4,826	5,014
PT. Wampu Electric Power [member]
Disclosure of transactions between related parties [line items]
Beginning		3,988	5,651
Collect		(4,063)	(1,876)
Others		75	213
Ending			3,988
PT. POSMI Steel Indonesia [member]
Disclosure of transactions between related parties [line items]
Beginning			2,371
Collect			(2,371)
Nickel mining company SAS [member]
Disclosure of transactions between related parties [line items]
Beginning	64,197	63,024	62,611
Collect		(2,322)
Others	4,596	3,495	413
Ending	68,793	64,197	63,024
KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of transactions between related parties [line items]
Beginning	2,579	3,802	4,742
Collect	(1,379)	(1,323)	(1,264)
Others	270	100	324
Ending	1,470	2,579	3,802
POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning		7,604	7,113
Collect		(7,828)
Others		224	491
Ending			7,604
AMCI (WA) PTY LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	112,177	104,281	91,665
Lend	6,499	6,620	6,975
Others	24,091	1,276	5,641
Ending	142,767	112,177	104,281
POS-AUSTEM YANTAI AUTOMOTIVE CO., LTD [member]
Disclosure of transactions between related parties [line items]
Beginning			5,928
Collect			(6,548)
Others			620
POS-AUSTEM WUHAN AUTOMOTIVE CO.,LTD [member]
Disclosure of transactions between related parties [line items]
Beginning	5,158	10,138	9,484
Collect		(5,321)
Others	478	341	654
Ending	5,636	5,158	10,138
Hyo-chun Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	2,382	2,382	2,382
Ending	2,382	2,382	2,382
POS-AUSTEM Suzhou Automotive Co., Ltd [member]
Disclosure of transactions between related parties [line items]
Beginning		12,673	17,783
Collect		(13,219)	(6,069)
Others		546	959
Ending			12,673
FQM Australia Holdings Pty Ltd [Member]
Disclosure of transactions between related parties [line items]
Beginning	256,938	247,868	213,336
Lend	3,126	2,637	20,051
Others	32,700	6,433	14,481
Ending	292,764	256,938	247,868
POHANG E&E Co., LTD
Disclosure of transactions between related parties [line items]
Beginning	1,646	100
Lend	1,582	1,546	100
Ending	3,228	1,646	100
POSCO(Guangdong) Automotive Steel Co., Ltd. [member]
Disclosure of transactions between related parties [line items]
Beginning	14,332	35,131
Lend	59,402	225,182	35,131
Collect	(68,294)	(246,259)
Others	722	278
Ending	6,162	₩ 14,332	₩ 35,131
Gale International Korea, LLC [member]
Disclosure of transactions between related parties [line items]
Lend	100
Ending	100
P&O Chemical Co., Ltd
Disclosure of transactions between related parties [line items]
Lend	3,060
Ending	₩ 3,060